Other Gains (Losses) (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other gains
Gains on disposal of property, plant and equipment	₩ 32,196	₩ 148,667	₩ 56,284
Gains on disposal of inventories	20,447	11,091	4,446
Gains on disposal of intangible assets	136	41	1
Reversal of impairment loss on intangible assets	16,035	0	14
Reversal of impairment loss on property, plant and equipment	0	134,735	0
Gains on proxy collection of TV license fee	41,372	42,286	42,271
Gains on foreign currency translation	27,123	36,097	20,598
Gains on foreign currency transaction	139,077	235,221	48,671
Gains on insurance proceeds	6,785	43,497	144
Miscellaneous Other Gains	346,795	294,091	250,174
Gains on compensation of impaired electric poles	1,138	768	812
Gains on harbor facilities dues	3,666	4,198	3,281
Gains on technical fees	3,071	2,972	3,968
Reversal of occupation development training fees	1,452	525	229
Gains on disposal of waste	3,815	7,749	4,272
Gains on insurance	0	0	690
Gains on tax rebate	374	548	685
Gains on other commission	2,044	2,097	1,822
Gains on disposal of assets held-for-sale	0	236	160
Others of Miscellaneous Other Gains	269,416	221,621	178,799
Gains on disposal of greenhouse gas emissions rights	0	0	8,739
Other losses
Losses on disposal of property, plant and equipment	(98,120)	(100,066)	(92,622)
Losses on disposal of intangible assets	(71)	(116)	(145)
Losses on valuation of other non-current assets	(3,901)	(14,738)	(4,732)
Impairment loss on property, plant and equipment	(17,031)	(37,311)	(4,056)
Impairment loss on intangible assets	(2,865)	(164)	0
Impairment loss on other non-current assets	0	0	(16,035)
Losses on foreign currency translation	(165,187)	(299,117)	(67,990)
Miscellaneous Other Losses	(258,286)	(197,715)	(181,787)
Losses on valuation of inventories	9,936	14,528	7,761
Losses on disposal of inventories	5,471	8,324	8,874
Losses due to disaster	7,138	5,068	6,238
Losses on rounding adjustment of electric charge surtax	1,332	1,317	1,283
Others of miscellaneous other losses	234,409	168,478	146,349
Loss on disposal of greenhouse gas emissions rights	0	0	11,282
Total miscellaneous other losses	258,286	197,715	181,787
Net other gains	₩ 22,686	₩ 243,122	₩ 8,519